Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current liabilities [Abstract]
Accruals	$ 1,698	$ 242
Social security payable	96	3
Other	72	0
Other Current Liabilities	$ 1,866	$ 245